INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)

Software	116,229	115,297
Trademarks and domain names	1,194,482	1,195,161
Customer relationships	4,080	—
Non‑competition agreements	1,300	460
Advertising resources	2,437,610	2,478,945
License	349,912	349,912
Total	4,103,613	4,139,775
Less: accumulated amortization	(2,158,991)	(2,815,803)
Less: accumulated impairment	(257,646)	(256,513)
Net book value	1,686,976	1,067,459

Schedule of estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years

Amounts
RMB
(in thousands)

Within 1 year	250,692
Between 1 and 2 years	129,257
Between 2 and 3 years	116,358
Between 3 and 4 years	114,809
Thereafter	456,343
Total	1,067,459